Form 13F

Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:March 31, 2003"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                       [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:  The Duke Endowment
Address:  100 North Tryon Street Suite 3500
"                 Charlotte, North Carolina 28202-4012"

Form 13F File Number:  28-685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of " this form.

Person Signing this Report on Behalfof Reporting Manager:

Name:  Janice C. Walker
Title:    CFO & Treasurer
Phone:  (704) 376-0291

"Signature, Place, and Date of Signing:"
Janice C. Walker	"Charlotte, N.C."		13-May-03			10-Aug-99
________________________    _______________________    _____________
[Signature]	"[City, State]"		[Date]			[Date]

Report Type (Check only one.) :

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
"         report, and all holdings are reported by other reporting"
         manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  1

"Form 13F Information Table Value Total:  $104,825"

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

None

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			FORM 13F INFORMATION TABLE
			VALUE	SHARES/			SH/	PUT/	INVSTMT	VOTING AUTHORITY
Name of Issuer	Title of Class	CUSIP	(X$1000)	PRN AMT			PRN	CAL	DSRETN	SOLE	SHARED	NONE


DUKE ENERGY CORP COM	COM	264399106	" 104,825 "	" 7,209,442 "			SH		SOLE	" 7,209,442 "


TOTAL			"104,825"
The Duke Endowment is also the beneficial owner of certain securities which are reported on Forms 13F by outside investment managers.
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